NET INCOME (LOSS) PER SHARE - Shares outstanding were excluded from the calculation of diluted net loss per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Antidilutive securities excluded from computation of earnings per share
Shares outstanding excluded from calculation of diluted net loss per ordinary share	4,392,092	4,275,011
Share options
Antidilutive securities excluded from computation of earnings per share
Shares outstanding excluded from calculation of diluted net loss per ordinary share	4,008,558	4,057,011
Nonvested shares
Antidilutive securities excluded from computation of earnings per share
Shares outstanding excluded from calculation of diluted net loss per ordinary share	383,534	218,000